THE
                                    NORTHSTAR
                                      FUNDS

                                   PROSPECTUS

                                 March 1, 1999,
                         As supplemented October 1, 1999
               This supplement supersedes all prior supplements.

                               [GRAPHIC OMITTED]

This prospectus contains important information about investing in the Northstar Funds. In this prospectus, we have divided our funds into three categories:
GROWTH FUNDS: the Special Fund, Mid-Cap Growth Fund, Growth Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund and Research Enhanced Index Fund; INCOME AND GROWTH FUNDS: the Income and Growth Fund; and INCOME FUNDS: the Government Securities Fund, High Yield Fund, High Total Return Fund II and High Total Return Fund. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                          WHAT'S
                                                                          INSIDE

--------------------------------------------------------------------------------

[CLIPART] OBJECTIVE   These pages contain a description of each of our funds
                      included in this prospectus, including its objective,
[CLIPART] INVESTMENT  investment strategy, risks and portfolio manager.
          STRATEGY
                      You'll also find:

[CLIPART] WHAT        What you pay to invest. A list of the fees and expenses
          YOU PAY     you pay -- both directly and indirectly -- when you invest
          TO INVEST   in A fund.

[CLIPART] RISKS

[CLIPART] HOW THE     How the fund has performed. A chart that shows the fund's
          FUND HAS    financial performance for the past ten years (or since
          PERFORMED   inception, if shorter).

--------------------------------------------------------------------------------

An introduction to the Northstar family of funds                               1

Northstar Growth Funds
Special Fund                                                                   2
Mid-Cap Growth Fund                                                            4
Growth Fund                                                                    6
Growth + Value Fund                                                            8
International Value Fund                                                      10
Emerging Markets Value Fund                                                   12
Research Enhanced Index Fund                                                  14

Northstar Income and Growth Funds
Income and Growth Fund                                                        16

Northstar Income Funds
Government Securities Fund                                                    18
High Yield Fund                                                               20
High Total Return Fund II                                                     22
High Total Return Fund                                                        24

Meet the portfolio managers                                                   26
Your guide to buying, selling and exchanging shares of Northstar funds        34
Mutual fund earnings and your taxes                                           42
Financial highlights                                                          44
Where to go for more information                                              55

                                                                 INTRODUCTION TO
                                                                   THE NORTHSTAR
                                                                 FAMILY OF FUNDS

--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[CLIPART]

If you have any questions about the Northstar family of funds or about choosing suitable investments, please call us at 1-800-595-7827.

--------------------------------------------------------------------------------
Year 2000 update: Northstar, the Sub-Advisers, Administrator and other service providers are taking steps to address any year 2000-related computer problems. However, as with all companies that rely on computer systems to process date-related information, there is some risk that these problems could disrupt the funds' operations and/or the financial markets generally. There is also the risk that a fund's performance may be adversely affected if the value of its portfolio holdings decreases due to year 2000-related computer problems.
--------------------------------------------------------------------------------

This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Northstar family of funds into three categories:

GROWTH FUNDS

Our Growth Funds focus on long-term growth by investing primarily in equities.

They will suit you if you:

o     are investing for the long-term - at least several years

o     are willing to accept higher risk in exchange for long-term growth.

INCOME AND GROWTH FUNDS

Our Income and Growth Fund seeks income and growth of capital.

It will suit you if you:

o     want both regular income and capital appreciation

o are looking for greater growth potential than that offered by the Income Funds, but don't feel comfortable with the level of risk associated with the Growth Funds.

INCOME FUNDS

Northstar offers both aggressive and conservative Income Funds. Both offer regular income, but some take higher risks to attain higher returns.

They will suit you if you:

o     want a regular stream of income

o     want greater growth potential than a money market fund

o     are willing to accept more risk than a money market fund.

NORTHSTAR                                                      Portfolio manager
SPECIAL                                                        Mary Lisanti
FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks capital appreciation by investing primarily in a diversified portfolio of domestic equity securities on the basis of their potential for growth.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in the common stock of smaller, lesser-known U.S. companies that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The portfolio manager uses a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                         Class A   Class B    Class C    Class T
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)  %  4.75      none      none       none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                     % none(1)   5.00(2)   1.00(2)    4.00(2)
--------------------------------------------------------------------------------

Operating expenses paid each year by the fund
(as a % of average net assets)

                                         Class A   Class B    Class C    Class T
--------------------------------------------------------------------------------
 Management fee                         % 0.75       0.75      0.75       0.75
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees  % 0.30       1.00      1.00       0.95
--------------------------------------------------------------------------------
 Other expenses                         % 0.42       0.43      0.47       0.40
--------------------------------------------------------------------------------
 Total fund operating expenses          % 1.47       2.18      2.22       2.10
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1     Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 617       918     1,240     2,149
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 721       982     1,369     2,321(3)
if you don't sell your shares             $ 221       682     1,169     2,321(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 325       694     1,190     2,554
if you don't sell your shares             $ 225       694     1,190     2,554
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 613       858     1,129     2,258(4)
if you don't sell your shares             $ 213       658     1,129     2,258(4)
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(4) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


2  Northstar Special Fund

                                                                       NORTHSTAR
                                                                         SPECIAL
                                                                            FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of small and mid-sized companies, this fund's performance may go up or down rapidly depending on market conditions.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund trades securities actively. This may generate taxable capital gains, and generally increases trading costs, which can lower performance.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Russell 2000 Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

 1989    1990    1991    1992    1993    1994    1995    1996    1997   1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----   ----
22.20   -8.83   57.27   14.54   20.16   -4.86   11.34   17.47   14.29   6.94

Best and worst quarterly performance during this period:
4th quarter 1998:  up 28.63%
3rd quarter 1998:  down 24.18%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                        Russell
                                                                          2000
                               Class A   Class B    Class C   Class T   Index(3)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998         %     2.50      1.84       5.81       2.94     -2.54
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998         %      N/A       N/A        N/A       8.75     11.87
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998         %      N/A       N/A        N/A      13.88     12.92
--------------------------------------------------------------------------------
Since inception(3)        %    13.25     13.62      14.00      10.20     11.33
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Russell 2000 Index measures the performance of securities of small companies. The since inception return for the Index is for the Class T time period.

(4) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                                       Northstar Special Fund  3

NORTHSTAR                                                     Portfolio managers
MID-CAP                                                       Mary Lisanti
GROWTH FUND                                                   Jeffrey Bernstein

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks long-term capital appreciation by investing in a diversified portfolio of equity securities.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. Mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes.

The portfolio managers use a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                  Class A    Class B     Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)        %     4.75       none       none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                           %    none(1)    5.00(2)    1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                  Class A    Class B     Class C
--------------------------------------------------------------------------------
 Management fee(3)                            %     1.00      1.00       1.00
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees        %     0.30      1.00       1.00
--------------------------------------------------------------------------------
 Other expenses(3)                            %     1.12      1.27       1.22
--------------------------------------------------------------------------------
 Total fund operating expenses(3)             %     2.42      3.27       3.22
--------------------------------------------------------------------------------

----------
(3) The adviser and administrator have agreed to waive or reimburse fees. These figures are before the adviser reimbursed certain expenses. After reimbursement other expenses would have been 0.50% for Class A, Class B and Class C; and total fund operating expenses would have been 1.80% for Class A, and 2.50% for Class B and Class C.

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the estimated level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1   Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 708     1,194     1,704     3,100
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 830     1,307     1,907     3,369(4)
if you don't sell your shares             $ 330     1,007     1,707     3,369(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 425       992     1,683     3,522
if you don't sell your shares             $ 325       992     1,683     3,522
--------------------------------------------------------------------------------

----------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


4  Northstar Mid-Cap Growth Fund

                                                                       NORTHSTAR
                                                                         MID-CAP
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of small and mid-sized companies, this fund's performance may go up or down rapidly depending on market conditions.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund trades securities actively. This may generate taxable capital gains, and generally increases trading costs, which can lower performance.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

This fund does not have a performance history because it was formed on August 20, 1998.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                                 Northstar Mid-Cap Growth Fund 5

NORTHSTAR                                                      Portfolio manager
GROWTH                                                         Mary Lisanti
FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks long-term growth of capital by investing primarily in domestic common stocks.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation.

The portfolio manager uses a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                             Class A  Class B  Class C  Class T
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)    %    4.75    none     none      none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                       %   none(1)  5.00(2)  1.00(2)  4.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                             Class A  Class B  Class C  Class T
--------------------------------------------------------------------------------
 Management fee                           %    0.75     0.75     0.75    0.75
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees    %    0.30     1.00     1.00    0.95
--------------------------------------------------------------------------------
 Other expenses                           %    0.32     0.38     0.38    0.35
--------------------------------------------------------------------------------
 Total fund operating expenses            %    1.37     2.13     2.13    2.05
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 608       888     1,189     2,043
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 716       967     1,344     2,266(3)
if you don't sell your shares             $ 216       667     1,144     2,266(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 316       667     1,144     2,462
if you don't sell your shares               216       667     1,144     2,462
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 608       843     1,103     2,203(4)
if you don't sell your shares               208       643     1,103     2,203(4)
--------------------------------------------------------------------------------
Class I
if you sell your shares                   $ 102       318       552     1,225
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(4) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


6  Northstar Growth Fund

                                                                       NORTHSTAR
                                                                          GROWTH
                                                                            FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of small and mid-sized companies, this fund's performance may go up or down rapidly depending on market conditions.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund trades securities actively. This may generate taxable capital gains, and generally increases trading costs, which can lower performance.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the S&P 500 Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

     1989    1990    1991   1992    1993    1994    1995    1996    1997    1998
     ----    ----    ----   ----    ----    ----    ----    ----    ----    ----
    24.25   -5.24   38.10   8.05   10.36   -7.66   24.40   19.90   22.94   22.78

Best and worst quarterly performance during this period:
4th quarter 1998:  up 31.14%
4th quarter 1987:  down 21.57%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                          S&P
                                                                          500
                                Class A   Class B   Class C   Class T   Index(3)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998            %   17.74     17.69     21.90     18.79     28.57
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998            %    N/A       N/A       N/A      15.76     24.05
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998            %    N/A       N/A       N/A      14.96     19.19
--------------------------------------------------------------------------------
Since inception(3)           %   20.61     21.16     21.50     13.50     17.90
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The S&P 500 Index measures the performance of securities of large companies. The since inception return for the Index is for the Class T time period.

(4) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                                        Northstar Growth Fund  7

NORTHSTAR                                                      Portfolio manager
GROWTH +                                                       Louis Navellier
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks capital appreciation by investing in a diversified portfolio of equity securities.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in companies the portfolio manager identifies as either growth or value companies through quantitative analysis.

Growth companies have above average earnings or sales growth and higher price to earnings ratios. Value companies are temporarily undervalued or out of favor, and tend to have lower price to book ratios relative to price and higher returns on equity. The percentage of fund assets allocated to the two different kinds of companies varies depending on the portfolio manager's assessment of economic conditions and investment opportunities.

Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                  Class A     Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)       %     4.75        none       none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                          %    none(1)     5.00(2)    1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                  Class A     Class B    Class C
--------------------------------------------------------------------------------
 Management fee                              %     1.00         1.00      1.00
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees       %     0.30         1.00      1.00
--------------------------------------------------------------------------------
 Other expenses                              %     0.42         0.45      0.46
--------------------------------------------------------------------------------
 Total fund operating expenses               %     1.72         2.45      2.46
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                           Year 1   Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 642       991     1,364     2,409
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 748     1,064     1,506     2,603(3)
if you don't sell your shares             $ 248       764     1,306     2,603(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 349       767     1,311     2,796
if you don't sell your shares             $ 249       767     1,311     2,796
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

8  Northstar Growth + Value Fund

                                                                       NORTHSTAR
                                                                        GROWTH +
                                                                      VALUE FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities, this fund's performance may go up or down rapidly depending on market conditions.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.

Although the manager invests in value companies to decrease volatility, these investments may also lower the fund's performance.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Russell 2000 Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

                                   1997      1998
                                   ----      ----
                                  18.10     17.72

Best and worst quarterly performance during this period:
4th quarter 1998: up 29.15%
3rd quarter 1998: down 16.34%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                        Russell
                                                                         2000
                                          Class A   Class B   Class C   Index(3)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998                %        12.15     11.77     15.68    -2.54
--------------------------------------------------------------------------------
 Since inception(3)               %        12.64     13.22     14.41     9.99
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(4)   The fund commenced operations on November 18, 1996.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                                 Northstar Growth + Value Fund 9

NORTHSTAR                                                     Portfolio managers
INTERNATIONAL                                                 Charles Brandes
VALUE FUND                                                    Jeff Busby

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asia and other regions. The fund may invest up to the greater of:

o     20% of its assets in any one country or industry, or,

o 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the fund meets any industry concentration or diversification requirements under the Investment Company Act.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)      %      4.75       none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                         %     none(1)     5.00(2)     1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
 Management fee                            %      1.00       1.00        1.00
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees     %      0.30       1.00        1.00
--------------------------------------------------------------------------------
 Other expenses                            %      0.44       0.47        0.47
--------------------------------------------------------------------------------
 Total fund operating expenses             %      1.74       2.47        2.47
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 643       997     1,374     2,429
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 750     1,070     1,516     2,623(3)
if you don't sell your shares             $ 250       770     1,316     2,623(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 350       770     1,316     2,806
if you don't sell your shares             $ 250       770     1,316     2,806
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


10  Northstar International Value Fund

                                                                       NORTHSTAR
                                                                   INTERNATIONAL
                                                                      VALUE FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of foreign companies, this fund offers international diversification, but its performance may also go up or down rapidly depending on global or foreign market conditions.

Foreign investments can also be affected by:

o     adverse political, social or economic developments in foreign countries

o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the MSCI EAFE Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

                              1996    1997    1998
                              ----    ----    ----
                             15.23   17.86   13.46

Best and worst quarterly performance during this period:
4th quarter 1998: up 18.81%
3rd quarter 1998: down 14.73%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                         MSCI
                                                                         EAFE
                                       Class A    Class B    Class C    Index(3)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998             %          8.10       7.73      11.76      20.00
--------------------------------------------------------------------------------
Since inception(3)            %         13.92      12.04      14.70      11.24
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The since inception return for the Index is for the Class A time period.

(4) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                          Northstar International Value Fund  11

NORTHSTAR                                                     Portfolio managers
EMERGING                                                      Charles Brandes
MARKETS                                                       Ian Sunder
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

The fund holds primarily common stocks, preferred stocks, American, European and Global depositary receipts, shares of closed-end investment companies, as well as convertible securities.

Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The fund may invest up to the greater of:

o     20% of its assets in any one country or industry, or,

o 150% of the weighting of the country or industry in the MSCI EMF Index, as long as the fund meets any industry concentration or diversification requirements under the Investment Company Act.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                 Class A     Class B     Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)       %    4.75         none       none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                          %    none(1)    5.00(2)    1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                 Class A     Class B     Class C
--------------------------------------------------------------------------------
 Management fee                              %    1.00        1.00       1.00
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees       %    0.30        1.00       1.00
--------------------------------------------------------------------------------
 Other expenses                              %    2.58        2.74       2.87
--------------------------------------------------------------------------------
 Total fund operating expenses               %    3.88        4.74       4.87
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1    Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 847     1,602     2,375     4,384
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 975     1,728     2,585     4,626(3)
if you don't sell your shares             $ 475     1,428     2,385     4,626(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 587     1,464     2,443     4,902
if you don't sell your shares             $ 487     1,464     2,443     4,902
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


12  Northstar Emerging Markets Value Fund

                                                                       NORTHSTAR
                                                                        EMERGING
                                                                         MARKETS
                                                                      VALUE FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in foreign companies in emerging markets, this fund's performance may go up or down quite rapidly depending on market conditions.

Foreign investments can also be affected by the following:

o     adverse political, social or economic developments in foreign countries

o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less-mature economic structures and political systems than those in developed countries

o developing countries may have high inflation and rapidly changing interest and currency exchange rates.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied since inception, while the table below compares the fund's performance with the MSCI EMF Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

                                      1998
                                      ----
                                     -22,58

----------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:
4th quarter 1998: up 16.95%
2nd quarter 1998: down 24.79%

Average annual total return(2)

                                                                         MSCI
                                                                          EMF
                                      Class A    Class B     Class C    Index(3)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998(3)           %      -26.27    -26.88      -24.02     -25.34
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index measures the performance of securities listed on exchanges in developing nations throughout the world.

(4)   The fund commenced operations on January 1, 1998.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                       Northstar Emerging Markets Value Fund  13

NORTHSTAR                                                     Portfolio managers
RESEARCH ENHANCED INDEX                                       Timothy Devlin
FUND                                                          James Wiess

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

The fund seeks capital appreciation.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the fund. Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the fund's assets are invested so that the fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Under normal market conditions, the fund invests at least 80% of its total assets in common stocks included in the S&P 500. It may also invest in other common stocks not included in the S&P 500. The fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 options).

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)       %       4.75      none       none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                          %     none(1)    5.00(2)    1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Management fee                              %      0.70        0.70       0.70
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees       %      0.30        1.00       1.00
--------------------------------------------------------------------------------
 Other expenses                              %      0.25        0.25       0.25
--------------------------------------------------------------------------------
 Total fund operating expenses               %      1.25        1.95       1.95
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the estimated level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 596       853     1,129     1,915
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 698       912     1,252     2,091(3)
if you don't sell your shares             $ 198       612     1,052     2,091(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 298       612     1,052     2,275
if you don't sell your shares             $ 198       612     1,052     2,275
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

14  Northstar Research Enhanced Index Fund

                                                                       NORTHSTAR
                                                         RESEARCH ENHANCED INDEX
                                                                            FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk -- some more than others -- and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities, this fund's performance may go up or down rapidly depending on market conditions.

The portfolio managers try to remain fully invested in companies included in the S&P 500, and generally do not change this strategy even temporarily, which could make the fund more susceptible to poor market conditions. In addition, the portfolio managers' use of derivative instruments may not be successful, and may lower fund performance, prevent the fund from earning higher returns or increase the fund's volatility.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

This fund does not have a performance history because it was formed on December 30, 1998.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                      Northstar Research Enhanced Index Fund  15

NORTHSTAR                                         Portfolio manager
INCOME AND                                        This fund is managed by a team
GROWTH FUND                                       of portfolio manager

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks current income balanced with capital appreciation primarily by investing in dividend paying equity securities, convertible securities, and investment grade debt securities.

INVESTMENT STRATEGY [CLIPART]

The fund invests in a mix of equity and investment grade debt securities designed to provide both current income and long-term growth of capital.

Under normal market conditions, the fund invests at least 65% of its total assets in income-producing securities. It generally holds no more than 30% of its assets in convertible securities.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)      %        4.75      none        none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                         %       none(1)    5.00(2)   1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Management fee(3)                          %        0.75       0.75     0.75
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees      %        0.30       1.00     1.00
--------------------------------------------------------------------------------
 Other expenses                             %        0.35       0.37     0.34
--------------------------------------------------------------------------------
 Total fund operating expenses              %        1.40       2.12     2.09
--------------------------------------------------------------------------------

----------
(3) This is the maximum management fee. The actual fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million and 0.55% on assets over $1 billion.

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 611       897     1,204     2,075
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 715       964     1,339     2,266(4)
if you don't sell your shares             $ 215       664     1,139     2,266(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 312       655     1,124     2,421
if you don't sell your shares             $ 212       655     1,124     2,421
--------------------------------------------------------------------------------

----------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


16  Northstar Income and Growth Fund

                                                                       NORTHSTAR
                                                                      INCOME AND
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities, this fund's performance may go up or down rapidly depending on market conditions.

The fund also invests in debt securities, which means its performance will also be affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities particularly those with longer durations - will go down. In addition, convertible securities may reduce performance and increase volatility if the issuers stop making interest and principal payments.

Although the fund's investment team invests in a mix of equity and debt securities, the mix the team chooses may also lower the fund's performance. This fund's performance will also be affected if the equity and debt markets don't move as forecasted.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lipper Balanced Fund Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

                     1994     1995     1996     1997    1998
                     ----     ----     ----     ----    ----
                    -3.56    21.33    15.23    15.56    5.76

Best and worst quarterly performance during this period:
4th quarter 1998: up 12.28%
3rd quarter 1998: down 9.21%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                        Lipper
                                                                       Balanced
                                                                         Fund
                                           Class A   Class B  Class C  Index(3)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998       %                   0.76     0.28      4.06     15.09
--------------------------------------------------------------------------------
 Five years, ended
 December 31, 1998       %                   9.44      N/A       N/A     13.87
--------------------------------------------------------------------------------
 Since inception(3)      %                   9.76     8.93     10.05     13.45
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Lipper Balanced Fund Index measures the performance of balanced funds (funds that seek current income balanced with capital appreciation). The since inception return for the Index is for the Class A time period.

(4) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                            Northstar Income and Growth Fund  17

NORTHSTAR                                                      Portfolio manager
GOVERNMENT                                                     James Mahnke
SECURITIES
FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks high current income and conservation of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

INVESTMENT STRATEGY [CLIPART]

Depending on interest rates and market opportunities, the portfolio manager selects U.S. government securities that generally have short and intermediate terms to maturity. The average duration of the fund will generally be three to four years.

Under normal conditions, the fund holds at least 65% of its total assets in securities supported by the full faith and credit of the U.S. government. No more than 20% of its assets may be in securities issued by a single instrumentality or agency not supported by the full faith and credit of the U.S. government. It may also invest in mortgage-backed, zero coupon and other securities, including derivatives.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                           Class A   Class B   Class C   Class T
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)  %    4.75      none      none     none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
(as a % of purchase or sale price,
 whichever is less)                     %   none(1)   5.00(2)  1.00(2)   4.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                           Class A   Class B   Class C   Class T
--------------------------------------------------------------------------------
 Management fee(3)                      %   0.65      0.65      0.65     0.65
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees  %   0.30      1.00      1.00     0.65(4)
--------------------------------------------------------------------------------
 Other expenses                         %   0.37      0.40      0.40     0.40
--------------------------------------------------------------------------------
 Total fund operating expenses(3)       %   1.32      2.05      2.05     1.70
--------------------------------------------------------------------------------

----------
(3) These figures are before a management fee waiver of 0.15% effective June 2, 1997. After the waiver, the management fee would be 0.50% and the total fund operating expenses would be 1.17% for Class A, 1.90% for Class B, 1.90% for Class C and 1.55% for Class T.

(4)   The Class T 12b-1 plan provides for payment up to 0.95%.

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 603       873     1,164     1,990
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 708       943     1,303     2,190(5)
if you don't sell your shares             $ 208       643     1,103     2,190(5)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 308       643     1,103     2,379
if you don't sell your shares             $ 208       643     1,103     2,379
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 573       736       923     1,907(6)
if you don't sell your shares             $ 173       536       923     1,907(6)
--------------------------------------------------------------------------------

----------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

18  Northstar Government Securities Fund

                                                                       NORTHSTAR
                                                                      GOVERNMENT
                                                                      SECURITIES
                                                                            FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in government securities, this fund's performance may go up or down depending on market conditions.

The fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities particularly those with longer durations - will go down. The value of the fund's mortgage-backed investments - and the fund's yield - could be reduced if the underlying mortgage-holders pay off their mortgages earlier than expected.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and projected changes in interest rates. In addition, the portfolio manager's use of derivative instruments may not be successful, and may lower fund performance or prevent the fund from earning higher returns. Some holdings, such as zero coupon bonds, may be more volatile and adversely affect the value of the fund's shares.

Shares of this fund are not insured or guaranteed by the U.S. government or its agencies or instrumentalities.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Lehman Intermediate U.S. Government Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

      1989   1990    1991   1992    1993    1994    1995   1996   1997   1998
      ----   ----    ----   ----    ----    ----    ----   ----   ----   ----
     11.73   8.57   14.73   9.77   18.48   -9.82   22.90   0.32   7.38   4.84

Best and worst quarterly performance during this period:
4th quarter 1995: up 8.54%
1st quarter 1994: down 8.47%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                       Lehman
                                                                    Intermediate
                                                                        U.S.
                                                                     Government
                                   Class A  Class B  Class C Class T  Index(3)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998         %        0.22   -0.44     3.37    0.90      8.49
--------------------------------------------------------------------------------
 Five years, ended
 December 31, 1998         %         N/A     N/A      N/A    4.59      6.45
--------------------------------------------------------------------------------
 Ten years, ended
 December 31, 1998         %         N/A     N/A      N/A    8.52      8.34
--------------------------------------------------------------------------------
 Since inception(3)        %        5.11    5.36     5.78    7.06      8.17
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Lehman Brothers Intermediate U.S. Government Index measures the performance of U.S. Treasury bonds and U.S. government agency bonds. The since inception return for the Index is for the Class T time period.

(4) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                        Northstar Government Securities Fund  19

NORTHSTAR                                                      Portfolio manager
HIGH YIELD                                                     Jeffrey Aurigemma
FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high-yield, lower-rated corporate debt instruments of domestic and foreign issuers.

INVESTMENT STRATEGY [CLIPART]

The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yield bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but that Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                             Class A  Class B  Class C  Class T
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)      %  4.75     none    none      none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
(as a % of purchase or sale price,
 whichever is less)                         % none(1)  5.00(2) 1.00(2)   4.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                             Class A  Class B  Class C  Class T
--------------------------------------------------------------------------------
 Management fee                           %   0.60     0.60     0.60     0.60
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees    %   0.30     1.00     1.00     0.65(3)
--------------------------------------------------------------------------------
 Other expenses                           %   0.36     0.37     0.38     0.35
--------------------------------------------------------------------------------
 Total fund operating expenses            %   1.26     1.97     1.98     1.60
--------------------------------------------------------------------------------

----------
(3)   The Class T 12b-1 Plan provides for payments up to 0.95%.

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                     Year 1    Year 3     Year 5      Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares           $   597       856       1,134       1,925
--------------------------------------------------------------------------------
Class B
if you sell your shares           $   700       918       1,262       2,094(4)
if you don't sell your shares     $   200       618       1,062       2,094(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares           $   301       621       1,068       2,306
if you don't sell your shares     $   201       621       1,068       2,306
--------------------------------------------------------------------------------
Class T
if you sell your shares           $   563       705         871       1,792(5)
if you don't sell your shares     $   163       505         871       1,792(5)
--------------------------------------------------------------------------------

----------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


20  Northstar High Yield Fund

                                                                       NORTHSTAR
                                                                      HIGH YIELD
                                                                            FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in high yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates or adverse market or economic developments. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates. There is also a higher risk that the company issuing the security may not be able to meet its financial obligations, or that there won't be a market to sell the security at a reasonable price.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.

Foreign investments can also be affected by the following:

o     adverse political, social or economic developments in foreign countries

o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those in developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

       1990    1991    1992    1993    1994    1995    1996    1997   1998
       ----    ----    ----    ----    ----    ----    ----    ----   ----
     -14.59   46.69   27.58   18.89   -2.18   13.71   14.49   10.87   1.79

Best and worst quarterly performance during this period:
1st quarter 1991: up 16.09%
3rd quarter 1990: down 11.71%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                                  Class A  Class B  Class C   Class T  Index(3)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998         %        -2.65   -3.37     0.46     -1.93     1.87
--------------------------------------------------------------------------------
 Five years, ended
 December 31, 1998         %         N/A      N/A      N/A      7.52     8.57
--------------------------------------------------------------------------------
 Since inception(3)        %         7.47    7.67     8.15      9.97    10.62
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. The since inception return for the Index is for the Class T time period.

(4) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on May 30, 1989.

                [CLIPART] If you have any questions, please call 1-800-595-7827.


                                                   Northstar High Yield Fund  21

NORTHSTAR                                                      Portfolio manager
HIGH TOTAL                                                     Jeffrey Aurigemma
RETURN FUND II

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks high income and capital appreciation.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)        %      4.75       none     none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                           %    none(1)     5.00(2)   1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Management fee                               %      0.75       0.75     0.75
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees        %      0.30       1.00     1.00
--------------------------------------------------------------------------------
 Other expenses                               %      0.40       0.44     0.43
--------------------------------------------------------------------------------
 Total fund operating expenses                %      1.45       2.19     2.18
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 616       912     1,230     2,128
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 722       985     1,375     2,334(3)
if you don't sell your shares             $ 222       685     1,175     2,334(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 321       682     1,169     2,513
if you don't sell your shares             $ 221       682     1,169     2,513
--------------------------------------------------------------------------------

----------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


22  Northstar High Total Return Fund II

                                                                       NORTHSTAR
                                                                      HIGH TOTAL
                                                                  RETURN FUND II

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in high-yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates, and there is a higher risk that the company that issued the security may not be able to meet its financial obligations, or that there won't a market to sell the security at a reasonable price.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.

Foreign investments can also be affected by the following:

o     adverse political, social or economic developments in foreign countries

o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those in developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

                                      1998
                                      ----
                                     -2.93

Best and worst quarterly performance during this period:
2nd quarter 1997: up 8.89%
3rd quarter 1998: down 8.44%

----------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                                         Class A   Class B   Class C   Index(3)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                     %   -7.61      -8.04      -4.49      1.87
--------------------------------------------------------------------------------
Since inception(3)                    %    5.18       5.20       7.24      6.96
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio.

(4)   The fund commenced operations on January 31, 1997.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                         Northstar High Total Return Fund II  23

NORTHSTAR                                                      Portfolio manager
HIGH TOTAL                                                     Jeffrey Aurigemma
RETURN FUND

--------------------------------------------------------------------------------

OBJECTIVE [CLIPART]

This fund seeks high income and capital appreciation.

INVESTMENT STRATEGY [CLIPART]

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST [CLIPART]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 investment (as a % of offering price)      %        4.75       none      none
--------------------------------------------------------------------------------
 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                         %       none(1)    5.00(2)   1.00(2)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                   Class A    Class B    Class C
--------------------------------------------------------------------------------
 Management fee(3)                          %       0.69       0.69       0.69
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees      %       0.30       1.00       1.00
--------------------------------------------------------------------------------
 Other expenses                             %       0.31       0.33       0.34
--------------------------------------------------------------------------------
 Total fund operating expenses              %       1.30       2.02       2.03
--------------------------------------------------------------------------------

----------
(3) The management fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% on assets over $1 billion.

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.

                                             Year 1   Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 601       868     1,154     1,968
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 705       934     1,288     2,160(4)
if you don't sell your shares             $ 205       634     1,088     2,160(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 306       637     1,093     2,358
if you don't sell your shares             $ 206       637     1,093     2,358
--------------------------------------------------------------------------------

----------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


24  Northstar High Total Return Fund

                                                                       NORTHSTAR
                                                                      HIGH TOTAL
                                                                     RETURN FUND

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in high-yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates, and there is a higher risk that the company that issued the security may not be able to meet its financial obligations, or that there won't a market to sell the security at a reasonable price.

This fund's performance will also be affected if the portfolio managers make an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.

Foreign investments can also be affected by the following:

o     adverse political, social or economic developments in foreign countries

o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [CLIPART]

The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material]

                1994     1995     1996     1997     1998
                ----     ----     ----     ----     ----
               -8.57    21.17    15.70    11.44    -7.96

Best and worst quarterly performance during this period:
3rd quarter 1997: up 7.40%
3rd quarter 1998: down 13.76%

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return(2)

                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                                         Class A   Class B   Class C   Index(3)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998                %       -12.26   -12.77     -9.38      1.87
--------------------------------------------------------------------------------
 Five years, ended
 December 31, 1998                %         4.62      N/A       N/A      8.57
--------------------------------------------------------------------------------
 Since inception(3)               %         5.03     4.05      4.90      8.65
--------------------------------------------------------------------------------

----------
(2)   These figures reflect sales charges.

(3) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. The since inception return for the Index is for the Class A time period.

(4) Class A commenced operations on November 8, 1993. Classes B and C commenced operations on February 9, 1994 and March 21, 1994, respectively.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                            Northstar High Total Return Fund  25

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

Jeffrey Aurigemma

Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997 and has managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since July 1999. He joined Northstar in October 1993.

Mr. Aurigemma has over nine years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst - Fixed Income for National Securities & Research Corporation.

Jeffrey Bernstein

Jeffrey Bernstein has co-managed the Northstar Mid-Cap Growth Fund since the fund was formed in August 1998. He joined Northstar in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Northstar, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong Mid Cap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen & Co.

Charles Brandes

Charles Brandes has co-managed the Northstar International Value Fund and the Northstar Emerging Markets Value Fund since the funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes Investment Partners, L.P., he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Charles Brandes and Jeff Busby structure the portfolio of the Northstar International Value Fund from a buy list determined by an investment committee of Brandes.

Jeff Busby

Jeff Busby has co-managed of the Northstar International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Timothy Devlin

Timothy Devlin has co-managed the Northstar Research Enhanced Index Fund since the fund was formed in December 1998. At J.P. Morgan Investment Management Inc., he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan Investment Management Inc. in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

Mary Lisanti

Mary Lisanti has managed the Northstar Special Fund since July 1998, has co-managed the Northstar Mid-Cap Growth Fund since the fund was formed in August 1998 and has managed the Northstar Growth Fund since August 1998. She joined Northstar in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Northstar, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Institutional Investor Emerging Growth Stock Analyst in 1989. She is a Chartered Financial Analyst, and a member of the New York Society of Security Analysts and the Financial Analyst Federation.

James Mahnke

Jim Mahnke has managed the Northstar Government Securities Fund since May 1998.

Mr. Mahnke has over 14 years of investment management experience. At ReliaStar Investment Research, an affiliate of Northstar, he serves as a Senior Vice President and Portfolio Manager. Prior to joining ReliaStar, Mr. Mahnke was a Vice President and Portfolio Manager of Alliance Capital Management.

Louis Navellier

Louis Navellier has managed the Northstar Growth + Value Fund since the fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the sole owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

Ian Sunder

Ian Sunder has co-managed the Northstar Emerging Markets Value Fund since the fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Charles Brandes and Ian Sunder structure the portfolio of the Northstar Emerging Markets Value Fund from a buy list determined by an investment committee of Brandes.

James Wiess

James Wiess has co-managed the Northstar Research Enhanced Index Fund since the fund was formed in December 1998. At J.P. Morgan Investment Management Inc., he serves as a Portfolio Manager and Member of the Structured Equity Group with the responsibility of portfolio rebalancing and research and development of structured equities strategies.

Mr. Wiess has over 16 years of investment management experience. Before joining J.P. Morgan Investment Management Inc. in 1992, Mr. Wiess was a Stock Index Arbitrager for seven years at Oppenheimer & Co. and a Consultant for Data Resources. He is a Chartered Financial Analyst.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

INVESTMENT ADVISER   NORTHSTAR INVESTMENT MANAGEMENT CORPORATION

Northstar Investment Management Corporation (Northstar) provides advice and recommendations about investments made by all of the funds and oversees the investment management of the funds by the Sub-Advisers. Northstar is a registered investment adviser that currently manages over $4 billion in mutual funds and institutional accounts. Northstar's principal address is 300 First Stamford Place, Stamford, Connecticut 06902.

Northstar receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee is paid by each of the funds at the management fee rate noted for each fund beginning on page 2.

SUB-ADVISERS BRANDES   INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Northstar International Value Fund and the Northstar Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $25 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Brandes receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee for each fund is paid by Northstar and not by either of the funds, at a rate of 50% of the management fee that each of the funds pays Northstar.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Northstar Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $316 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

J.P. Morgan receives a monthly fee for its services based on the average daily net assets of the Northstar Research Enhanced Index Fund. The fee for the fund is paid by Northstar, and not by the fund, at a rate of 0.20%.

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Northstar Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $2 billion for institutions, pension funds and high net worth individuals. Navellier is wholly owned by Louis Navellier. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Navellier receives a monthly fee for its services based on the average daily net assets of the Northstar Growth + Value Fund. The fee for the fund is paid by Northstar, and not by the fund, at a rate of 0.50%.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

Brandes Investment Partners

The charts below show the average annual total returns for the Northstar International Value Fund. The fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust.

These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are net of all fees and expenses. Included for comparison are performance figures of the MSCI EAFE Index, an unmanaged index of securities listed on exchanges in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results shown below may not be the same as the rate of return you receive on an investment in the fund, because returns depend on when you make your investment and on how your investment is taxed.

                                                    Northstar
                                                International          MSCI
                                                        Value          EAFE
                                                     Fund (%)     Index (%)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998                                      13.46         20.00
--------------------------------------------------------------------------------
 Three years, ended
 December 31, 1998                                      15.50          9.00
--------------------------------------------------------------------------------
 Total return since
 March 6, 1995                                          15.39         11.24
--------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                             1995                        1996                        1997                        1998
                             ----                        ----                        ----                        ----
Northstar International
 Value Fund                  1.02   1.06   1.09   1.12   1.13   1.18   1.19   1.29   1.38   1.53   1.61   1.52   1.78   1.45   1.73
MSCI EAFE Index              1.06   1.07   1.11   1.16   1.19   1.21   1.21   1.23   1.21   1.37   1.36   1.25   1.44   1.25   1.50

                [CLIPART] If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

Brandes Investment Partners

These figures demonstrate the historical track record of Brandes Investment Partners. The figures have been provided by Brandes Investment Partners and have not been verified or audited by Northstar. They do not indicate how the Northstar International Value Fund or Brandes Investment Partners will perform in the future.

(a) The annual returns presented (right) were calculated on a time-weighted and asset-weighted, total return basis, including reinvestments of all dividends, interest and income, realized and unrealized gain or losses and are net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. This total return method differs from the SEC method of calculating total return. The Brandes composite results include all actual, fee- paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, strategies and restrictions to those of the Northstar International Value Fund. The weighted-average management fee during the period from July 1, 1990 through December 31, 1997 was 0.91% per year. If the fund's expenses had been deducted, they would have reduced performance. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and cash equivalents are included in performance results. Net annual returns for the composite for calendar year 1991 have been attested by an independent accounting firm. Starting with calendar year 1992 through calendar year 1997, the composite has been examined by a Big Five accounting firm in accordance with AIMR Level II verification standards. The examination for calendar year 1998 has not been completed as of the date of this prospectus. Copies of the reports of independent accountants and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The charts below show the past performance of Brandes Investment Partners in managing all accounts with investment objectives, strategies and restrictions substantially similar, but not necessarily identical, to those of the Northstar International Value Fund. The charts show average annual total returns for a composite of the actual performance of all international equity accounts managed by Brandes Investment Partners from July 1990 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results.

Included for comparison purposes are performance figures of the MSCI EAFE Index. The results shown below may not be the same as the rate of return of any particular account, because returns depend on when you make your investment and how your investment is taxed.

                                                                            MSCI
                                          Brandes International             EAFE
                                        Equity Composite (%)(a)         Index(%)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                         14.76            20.00
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                         17.03             9.00
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                         12.08             9.19
--------------------------------------------------------------------------------
Total return since
July 1, 1990                                              16.48             6.90
--------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                                                        Brandes             MSCI
                                                  International             EAFE
                                               Equity Composite            Index
                                               ----------------            -----
   1990                                                    1.00             1.00
                                                           0.98             0.79
                                                           0.99             0.87
   1991                                                    1.10             0.94
                                                           1.13             0.88
                                                           1.26             0.96
                                                           1.38             0.98
   1992                                                    1.43             0.86
                                                           1.52             0.88
                                                           1.47             0.89
                                                           1.47             0.86
   1993                                                    1.58             0.96
                                                           1.65             1.06
                                                           1.82             1.13
                                                           2.07             1.14
   1994                                                    2.01             1.18
                                                           1.96             1.24
                                                           2.11             1.24
                                                           2.01             1.23
   1995                                                    2.01             1.25
                                                           2.13             1.26
                                                           2.20             1.31
                                                           2.29             1.36
   1996                                                    2.31             1.40
                                                           2.41             1.42
                                                           2.44             1.42
                                                           2.66             1.45
   1997                                                    2.82             1.42
                                                           3.16             1.61
                                                           3.34             1.60
                                                           3.19             1.47
   1998                                                    3.75             1.69
                                                           3.60             1.71
                                                           3.07             1.46
                                                           3.66             1.76

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

J.P. Morgan Investment Management

These figures demonstrate the historical track record of J.P. Morgan Investment Management. The figures have been provided by J.P. Morgan Investment Management and have not been verified or audited by Northstar. They do not indicate how the Northstar Research Enhanced Index Fund or J.P. Morgan Investment Management will perform in the future.

(a) Results are net of fees and include reinvestment of earnings. This total return method differs from the SEC method of calculating total return. If the fund's expenses had been deducted, they would have reduced performance. J.P. Morgan has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The charts presented here show J.P. Morgan Investment Management's past performance in managing accounts with investment objectives, strategies and restrictions substantially similar but not necessarily identical, to those of the Northstar Research Enhanced Index Fund.

The charts show average annual total returns for a composite of the actual performance of all accounts managed by J.P. Morgan following its research enhanced equity strategy from December 1988 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the S&P 500 Index. The results shown here may not be the same as the rate of return of any particular account, because returns depend on when you make your investment and on how your investment is taxed.

                                                         J.P. Morgan
                                                          Investment
                                                          Management     S&P 500
                                                     Composite(%)(a)    Index(%)
--------------------------------------------------------------------------------
1989                                                         30.43        31.64
--------------------------------------------------------------------------------
1990                                                         -2.28        -3.10
--------------------------------------------------------------------------------
1991                                                         29.95        30.41
--------------------------------------------------------------------------------
1992                                                         10.10         7.61
--------------------------------------------------------------------------------
1993                                                         10.60        10.06
--------------------------------------------------------------------------------
1994                                                          2.42         1.32
--------------------------------------------------------------------------------
1995                                                         38.58        37.54
--------------------------------------------------------------------------------
1996                                                         23.90        22.95
--------------------------------------------------------------------------------
1997                                                         34.17        33.35
--------------------------------------------------------------------------------
1998                                                         31.83        28.58
--------------------------------------------------------------------------------
Three years, ended December 31, 1998                         29.89        28.23
--------------------------------------------------------------------------------
Five years, ended December 31, 1998                          25.48        24.06
--------------------------------------------------------------------------------
Ten years, ended December 31, 1998                           20.16        19.21
--------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

             J.P. Morgan
              Investment
              Management     S&P 500
               Composite       Index
               ---------       -----
                    1.00       1.00
   1989             1.07       1.07
                    1.16       1.17
                    1.28       1.29
                    1.30       1.32
   1990             1.28       1.28
                    1.36       1.36
                    1.17       1.17
                    1.27       1.28
   1991             1.48       1.46
                    1.48       1.46
                    1.55       1.54
                    1.66       1.66
   1992             1.65       1.62
                    1.69       1.65
                    1.73       1.71
                    1.82       1.79
   1993             1.90       1.87
                    1.91       1.88
                    1.95       1.93
                    2.02       1.97
   1994             1.95       1.90
                    1.97       1.91
                    2.06       2.00
                    2.07       2.00
   1995             2.27       2.19
                    2.49       2.40
                    2.68       2.59
                    2.86       2.75
   1996             3.04       2.90
                    3.16       3.03
                    3.26       3.12
                    3.55       3.38
   1997             3.64       3.47
                    4.30       4.08
                    4.64       4.38
                    4.76       4.51
   1998             5.46       5.14
                    5.70       5.31
                    5.14       4.78
                    6.27       5.80

                [CLIPART] If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

Louis Navellier

The charts presented here show average annual total returns for the Northstar Growth + Value Fund.

                                                       Northstar         Russell
                                                  Growth + Value            2000
                                                        Fund (%)       Index (%)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 1998                                        17.72          -2.54
--------------------------------------------------------------------------------
 Total return since
 November 18, 1996                                        15.26           9.99
--------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                Northstar         Russell
           Growth + Value            2000
                     Fund           Index
           --------------           -----
   1996            1.00            1.00
                   1.03            0.97
   1997            0.97            0.92
                   1.13            1.08
                   1.30            1.30
                   1.26            1.15
   1998            1.38            1.28
                   1.32            1.25
                   1.05            1.05
                   1.22            1.35

In addition to owning Navellier Fund Management, Inc., Louis Navellier is the sole owner of Navellier & Associates, Inc., a registered investment adviser that has been managing large pools of private assets since 1985.

Mr. Navellier and his staff use a computer-based system he developed to analyze over 9,000 stocks as a basis for making buying and selling decisions.

The charts on page 33 show his past performance in managing accounts with investment objectives, strategies and restrictions substantially similar, but not necessarily identical, to those of the Northstar Growth + Value Fund.

The charts show average annual total returns for a composite of the actual performance of all equity accounts managed by Navellier & Associates from 1985 to present, calculated according to AIMR standards. This total return method differs from the SEC method of calculating total return. Navellier has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(a)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The accounts were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

Louis Navellier

These figures demonstrate the historical track record of Navellier & Associates. The figures have been provided by Navellier & Associates and have not been verified or audited by Northstar. They do not indicate how the Northstar Growth + Value Fund or Navellier & Associates will perform in the future.

(a) Results are net of fees and expenses. Prior to January 1, 1993, any account expenses not deducted from the accounts, such as management fees paid outside the accounts, are not reflected in the performance results. If these fees had been deducted from the accounts, they would have reduced performance. Fees were not materially different from the Northstar Growth + Value Fund's expense ratio, but were generally higher than the expense ratio for Class A shares and lower than the expense ratios for Class B and Class C shares.

                                                          Navellier &    Russell
                                                           Associates       2000
                                                     Composite (%)(a)  Index (%)
--------------------------------------------------------------------------------
 1985                                                         49.95        31.04
--------------------------------------------------------------------------------
 1986                                                         31.20         5.68
--------------------------------------------------------------------------------
 1987                                                          8.05        -8.80
--------------------------------------------------------------------------------
 1988                                                         11.40        25.02
--------------------------------------------------------------------------------
 1989                                                         22.20        16.26
--------------------------------------------------------------------------------
 1990                                                         12.51       -19.48
--------------------------------------------------------------------------------
 1991                                                         66.41        46.04
--------------------------------------------------------------------------------
 1992                                                          3.12        18.41
--------------------------------------------------------------------------------
 1993                                                         16.83        18.88
--------------------------------------------------------------------------------
 1994                                                          1.53        -1.82
--------------------------------------------------------------------------------
 1995                                                         43.80        28.44
--------------------------------------------------------------------------------
 1996                                                         10.68        16.49
--------------------------------------------------------------------------------
 1997                                                         13.05        22.36
--------------------------------------------------------------------------------
 1998                                                         15.14        -2.54
--------------------------------------------------------------------------------
 Three years, ended December 31, 1998                         12.94        11.58
--------------------------------------------------------------------------------
 Five years, ended December 31, 1998                          16.03        11.86
--------------------------------------------------------------------------------
 Ten years, ended December 31, 1998                           19.21        12.92
--------------------------------------------------------------------------------
 Total return since January 1, 1985                           20.58        12.69
--------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                 Navellier &    Russell
                  Associates       2000
                   Composite      Index
                   ---------      -----
                       1.00        1.00
   1985                1.50        1.31
   1986                1.97        1.38
   1987                2.13        1.26
   1988                2.37        1.58
   1989                2.89        1.84
   1990                3.26        1.48
   1991                5.42        2.16
   1992                5.59        2.56
   1993                6.53        3.04
   1994                6.63        2.98
   1995                9.53        3.83
   1996               10.55        4.46
   1997               11.92        5.46
   1998               13.73        5.32

                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

o     first, choose a share class

o     second, open a Northstar account and make your first investment

o     third, choose one of several ways to buy, sell or exchange shares.

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

All Northstar funds are available in Class A, Class B and Class C shares.

The chart below summarizes the differences between the share classes - your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and Class A shares avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.

Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income earned on Class T shares, or exchanging Class T shares you already own, including Class T shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar funds).

In addition to Class A, Class B and Class C shares, the Northstar Special Fund, Northstar Mid-Cap Growth Fund, Northstar Growth Fund and Northstar Research Enhanced Index Fund each offer Class I shares. Class I shares are only available to certain defined benefit plans, insurance companies and foundations investing for their own account. Class I shares may have different sales charges and other expenses, which may affect performance. You can obtain additional information concerning Class I shares by calling us at 1-800-595-7827.

We've listed actual expenses charged to the funds beginning on page 2.

--------------------------------------------------------------------------------
 Maximum        Class A  no limit
 amount you     Class B  $500,000
 can buy        Class C  $1,000,000
                Class T  can only be purchased by reinvesting income or
                         exchanging other Class T shares
--------------------------------------------------------------------------------
 Front-end      Class A  yes, varies by size of investment
 sales charge   Class B  none
                Class C  none
                Class T  none
--------------------------------------------------------------------------------
 Deferred       Class A  only on investments of $1 million or more if
                         you sell within 18 months sales charge
                Class B  yes, if you sell within 5 years
                Class C  yes, if you sell within 1 year
                Class T  yes, if you sell within 4 years
--------------------------------------------------------------------------------
 Distribution   Class A  0.05% per year
 fee(1)         Class B  0.75% per year
                Class C  0.75% per year
                Class T  from 0.40% to 0.75% per year (varies by fund)
--------------------------------------------------------------------------------
 Service fee(1) Class A  0.25% per year
                Class B  0.25% per year
                Class C  0.25% per year
                Class T  0.25% per year
--------------------------------------------------------------------------------
 Conversion     Class B  Class B shares convert to Class A shares after 8 years
                Class T  Class T shares convert to Class A shares after 8 years
--------------------------------------------------------------------------------

----------
(1) Because distribution and service (12b-1) fees are paid on an ongoing basis, Class B, C and T shareholders could end up paying more expenses over the long-term than if they had paid a sales charge.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

FRONT-END SALES CHARGES

(Class A shares only)

                                                                          Amount
                                                                        retained
Your investment                         Front-end sales charge        by dealers
--------------------------------------------------------------------------------
                            (as a % of your         (as a % of        (as a % of
                            net investment)    offering price)   offering price)
--------------------------------------------------------------------------------
up to $99,999                          4.99               4.75              4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                   3.90               3.75              3.10
--------------------------------------------------------------------------------
$250,000 to $499,999                   2.83               2.75              2.30
--------------------------------------------------------------------------------
$500,000 to $999,999                   2.04               2.00              1.70
--------------------------------------------------------------------------------
$1,000,000 and over                      --                 --                --
--------------------------------------------------------------------------------

WAYS TO REDUCE OR ELIMINATE SALES CHARGES

There are three ways you can reduce your front-end sales charges.

1.    Take advantage of purchases you've already made

      Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2.    Take advantage of purchases you intend to make

      By signing a non-binding letter of intent, you can combine investments you plan to make over a 13-month period to calculate the sales charge you'll pay on each investment.

3.    Buy as part of a group of investors

      You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:

      o     you, your spouse and your children under the age of 21

      o a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

      o any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

You may not have to pay front-end sales charges or a CDSC if you are:

      o an active or retired trustee, director, officer, partner or employee (including immediate family) of

            -     Northstar or of any of its affiliated companies

            -     any Northstar affiliated investment company

            -     a dealer that has a sales agreement with the distributor

      o a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

      o a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

      o a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

      o     a Brandes employee, officer or partner

      o an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more of the funds within sixty days of payment under the contracts.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer-sponsored plan with at least 50 eligible employees.

Investment advisors or financial planners who charge a management, consulting or other fee for their service, don't pay a front-end sales charge or a CDSC when they place trades for their own accounts or the accounts of their clients, or when their clients place trades for their own accounts, as long as the accounts are linked to the master account of the investment advisor or financial planner on the books and records of the broker or agent.

Please call us or consult the SAI to find out if you are eligible to reduce your sales charges using any of these methods.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

DEFERRED SALES CHARGES

(Classes A, B, C & T)

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

                                                                  CDSC on shares
Your investment                                                       being sold
--------------------------------------------------------------------------------
First $1,000,000 to $2,499,999                                            1.00%
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999                                                  0.50%
--------------------------------------------------------------------------------
$5,000,000 and over                                                       0.25%
--------------------------------------------------------------------------------

CLASS B, C & T SHARES

Years after you bought the shares                Class B     Class C     Class T
--------------------------------------------------------------------------------
1st year                                             5.00%      1.00%      4.00%
--------------------------------------------------------------------------------
2nd year                                             4.00%       --        3.00%
--------------------------------------------------------------------------------
3rd year                                             3.00%       --        2.00%
--------------------------------------------------------------------------------
4th year                                             2.00%       --        1.00%
--------------------------------------------------------------------------------
5th year                                             2.00%       --         --
--------------------------------------------------------------------------------
after 5 years                                         --         --         --
--------------------------------------------------------------------------------

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

o     the shareholder dies or becomes disabled

o     you're selling your shares through our systematic withdrawal program

o you're selling shares of a retirement plan and you are over 70-1/2 years old

o you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund

o     you fall into any of the waiver categories listed on page 35.

Please call us or consult the SAI to find out if you are eligible for a CDSC waiver.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

HOW DEALERS ARE COMPENSATED

Dealers are paid in three ways for selling shares of Northstar funds:

THEY RECEIVE A COMMISSION WHEN YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

o  Class A investments
   (% of offering price)

                                                         Commission       Amount
                                                received by dealers         paid
                                               out of sales charges       by the
                                                            you pay  distributor
--------------------------------------------------------------------------------
up to $99,999                                                  4.00          --
--------------------------------------------------------------------------------
$100,000 to $249,999                                           3.10          --
--------------------------------------------------------------------------------
$250,000 to $499,999                                           2.30          --
--------------------------------------------------------------------------------
$500,000 to $999,999                                           1.70          --
--------------------------------------------------------------------------------
$1,000,000 to $2,499,999                                        --          1.00
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999                                        --          0.50
--------------------------------------------------------------------------------
$5,000,000 and over                                             --          0.25
--------------------------------------------------------------------------------

o  Class B investments

   Receives 4% of the sale price from the distributor


o  Class C investments

   Receives 1% of the sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 2. Service and distribution fee percentages appear on page 34.

THEY MAY RECEIVE ADDITIONAL BENEFITS AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resources.

Currently, the distributor is sponsoring a sales program for registered representatives of PrimeVest Financial Services, Inc. and Washington Square Securities, Inc. through December 31, 1999 in connection with the sale by their members of shares of the Northstar Mid-Cap Growth Fund. The distributor has agreed to provide such registered representatives with an additional 0.15% in sales commissions with respect to sales of all classes of the Northstar Mid-Cap Growth Fund that exceed $50,000.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

OPENING A NORTHSTAR ACCOUNT

Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

o $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)

o     $250 for retirement accounts

o     $25 if you are investing using our automatic investment plan (see page
      40).

Next, open an account in one of two ways:

o give a check to your financial consultant, who will open an account for you, or

o complete an application and mail it to us, along with your check made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

o     Roth IRAs

o     IRAs

o     SEP-IRAs

o     Simple IRAs.

--------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

o     through your financial consultant

o     directly, by mail or over the telephone

o     using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions. Some broker-dealers or agents might charge you a fee if you buy, sell or exchange shares through them.

Instructions for each option appear in the chart on page 40, but here are a few things you should know before you begin.

--------------------------------------------------------------------------------

HOW SHARES ARE PRICED

The price you pay when you buy and the price you receive when you sell or exchange shares is determined by the net asset value (NAV) per share of the share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the market value of the fund's portfolio securities using the method described in the SAI. Please note that foreign securities may trade in their primary markets on weekends or other days when the funds do not price their shares. Therefore the value of a fund's portfolio that holds foreign securities may change on days when you will not be able to buy, sell or exchange your shares.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

--------------------------------------------------------------------------------

SOME RULES FOR BUYING

o     The minimum amount of each investment after your first one is:

      -     $100 for non-retirement accounts

      -     $25 for retirement accounts

      - $25 if you are investing using our automatic investment plan (see page 40).

o We record most shares on our books electronically. We will issue a certificate if you ask us in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or by using the systematic withdrawal program.

o     We have the right to refuse a request to buy shares.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

SOME RULES FOR SELLING

o Selling your shares may result in a deferred sales charge. Please refer to the table on page 36.

o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or if you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing within 30 days from the day you sold the shares, and you must buy the same class of shares as you sold. We will reimburse you for any CDSC you paid. Please see page 43 for information about how this can affect your taxes.

o If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.

--------------------------------------------------------------------------------

SOME RULES FOR EXCHANGING

o When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 43 for information about how this can affect your taxes.

o Before you make an exchange, be sure to read the prospectus that discusses the shares you're exchanging in to.

o You can exchange shares of any fund for the same class of shares of any other fund, or for shares of the Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the other funds.

o For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

o We'll let you know 60 days in advance if we want to make any changes to these rules.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

WAYS TO BUY, SELL OR EXCHANGE                 WHEN TO USE THIS OPTION
----------------------------------------      ----------------------------------
Through your financial consultant             o buy
                                              o sell
                                              o exchange
----------------------------------------      ----------------------------------
By mail

Please call us if you have any questions      o buy
-- we can't process your request until        o sell
we have all of the documents we need.         o exchange
----------------------------------------      ----------------------------------
By telephone

To sign up for this service, complete         o sell
section 9 of the application or call us       o exchange
at 1-800-595-7827.
----------------------------------------      ----------------------------------
Automatic investment plan

To sign up for this service, complete         o buy
section 7 of the application or call us
at 1-800-595-7827.
----------------------------------------      ----------------------------------
Systematic withdrawal program

To sign up for this service, complete         o sell
section 8 of the application or call us
at 1-800-595-7827.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------
HOW TO USE IT
--------------------------------------------------------------------------------

If you're buying shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.

When you're selling or exchanging shares, give your written request to your financial consultant, who may charge you a fee for this service.

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

o  your account number

o  your social security number or taxpayer identification number

o  the name the account is registered in

o the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging in to

o  the dollar value or number of shares you want to buy, sell or exchange.

If you're buying, include a check payable to Northstar Funds with your request.

If you're selling or exchanging, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o  you are selling more than $50,000 worth of shares

o  your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of a national stock exchange or another eligible institution.

--------------------------------------------------------------------------------

You can sell or exchange up to $50,000 of your shares by telephone. Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern time.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and we process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.

--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.

--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program and an automatic investment plan on the same account.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES

--------------------------------------------------------------------------------

HOW THE FUNDS PAY DISTRIBUTIONS

Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders at least annually in the form of dividends.

The funds pay dividends as follows:

--------------------------------------------------------------------------------
 Growth Funds                    annually
--------------------------------------------------------------------------------
 Income and Growth Funds         quarterly
--------------------------------------------------------------------------------
 Income Funds                    monthly
--------------------------------------------------------------------------------

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows.

CLASS A, B & C SHARES

o reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o  receive both income dividends and capital gain distributions in cash.

If you want your distributions sent to an address other than the one we have on record, please request so in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES

You can choose to receive your distributions in cash or by reinvesting them in additional Class T shares of the same fund or any other fund that offers Class T shares.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES

--------------------------------------------------------------------------------

HOW YOUR DISTRIBUTIONS ARE TAXED

Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

As a result, you'll generally have to pay taxes on any distributions you receive. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL HIGHLIGHTS                                                   NORTHSTAR
                                                                    SPECIAL FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: SpeclA, SpeclB, SpeclC or SpeclT.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Class A                                          Class B
Year ended December 31,                           1998        1997          1996        1995(1)          1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
  Net asset value at the beginning of the
  period                                      $  27.77        24.72        20.92        19.56           27.27        24.46
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                         $  (0.27)       (0.02)       (0.04)       (0.09)          (0.48)       (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments                                 $   2.23         3.68         3.84         2.48            2.20         3.61
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations            $   1.96         3.66         3.80         2.39            1.72         3.42
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
  investments sold                            $  (0.73)       (0.61)        --          (1.03)          (0.73)       (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                         $  (0.73)       (0.61)        --          (1.03)          (0.73)       (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period    $  29.00        27.77        24.72        20.92           28.26        27.27
-----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                  %   7.59        14.92        18.16        12.20            6.84        14.10
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period
  (000s)                                      $ 45,461       78,160       65,660        2,335         124,065      169,516
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets     %   1.47         1.43         1.46         1.50(3)         2.18         2.15
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to
  average net assets                          %   --           --           0.01         --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average
  net assets                                  %  (0.70)       (0.07)       (0.30)       (0.91)(3)       (1.43)       (0.78)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                     %    257          175          140           71             257          175
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Class B                                 Class C
Year ended December 31,                           1996       1995(1)          1998        1997          1996         1995(1)
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
  Net asset value at the beginning of the
  period                                      $  20.84        19.56           27.26        24.46        20.84        19.56
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                         $  (0.12)       (0.12)          (0.55)       (0.20)       (0.13)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments                                 $   3.74         2.43            2.26         3.61         3.75         2.46
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations            $   3.62         2.31            1.71         3.41         3.62         2.31
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
  investments sold                            $   --          (1.03)          (0.73)       (0.61)        --          (1.03)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                         $   --          (1.03)          (0.73)       (0.61)        --          (1.03)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period    $  24.46        20.84           28.24        27.26        24.46        20.84
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                  %  17.37        11.79            6.81        14.06        17.37        11.79
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period
  (000s)                                      $126,859        1,491          29,746       51,460       37,342           62
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets     %   2.17         2.20(3)         2.22         2.18         2.20         2.20(3)
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to
  average net assets                          %   0.01         0.01            --           --           0.01         0.03
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average
  net assets                                  %  (1.01)       (1.64)(3)       (1.45)       (0.82)       (1.03)       (1.60)(3)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                     %    140           71             257          175          140           71
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                         CLASS T
Year ended December 31,                            1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
  Operating performance
----------------------------------------------------------------------------------------------------------
    Net asset value at the beginning of the
    period                                    $    27.34       24.48       20.84       19.64       20.79
-----------------------------------------------------------------------------------------------------------







    Net investment loss                       $    (0.51)      (0.18)      (0.21)      (0.34)      (0.25)
-----------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
    on investments                            $     2.26        3.65        3.85        2.57       (0.76)
-----------------------------------------------------------------------------------------------------------
    Total from investment operations          $     1.75        3.47        3.64        2.23       (1.01)
-----------------------------------------------------------------------------------------------------------
    Dividends from net realized gain on
    investments sold                          $    (0.73)      (0.61)       --         (1.03)      (0.14)
-----------------------------------------------------------------------------------------------------------
    Total distributions                       $    (0.73)      (0.61)       --         (1.03)      (0.14)
-----------------------------------------------------------------------------------------------------------
    Net asset value at the end of the period  $    28.36       27.34       24.48       20.84       19.64
-----------------------------------------------------------------------------------------------------------
    Total investment return(2)                %     6.94       14.29       17.47       11.34       (4.86)
-----------------------------------------------------------------------------------------------------------

  Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
    Net assets at the end of the period
    (000s)                                    $   18,203      32,800      35,670      33,557      38,848
-----------------------------------------------------------------------------------------------------------
    Ratio of expenses to average net assets   %     2.10        1.99        2.07        2.16        2.16
-----------------------------------------------------------------------------------------------------------
    Ratio of expense reimbursement to
    average net assets                        %     --          --          0.04        --          --
-----------------------------------------------------------------------------------------------------------
    Ratio of net investment loss to average
    net assets                                %    (1.33)      (0.62)      (0.89)      (1.50)      (1.25)
-----------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                   %      257         175         140          71          39
----------------------------------------------------------------------------------------------------------

----------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR                                                              FINANCIAL
MID-CAP                                                               HIGHLIGHTS
GROWTH FUND

--------------------------------------------------------------------------------

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under this trading symbol: MidCapGrI.

--------------------------------------------------------------------------------


                                                             Class A(1)  Class B(1) Class C(1)
Year ended December 31,                                           1998      1998      1998
----------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period             $   10.00     10.00     10.00
----------------------------------------------------------------------------------------------
  Net investment loss                                        $   (0.03)    (0.03)    (0.04)
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments            $    2.99      3.00      3.00
----------------------------------------------------------------------------------------------
  Total from investment operations                           $    2.96      2.97      2.96
----------------------------------------------------------------------------------------------
  Net asset value at the end of the period                   $   12.96     12.97     12.96
----------------------------------------------------------------------------------------------
  Total investment return(2)                                 %   29.60     29.70     29.60
----------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)                 $     610       140        87
----------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)                 %    1.80      2.50      2.50
----------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3)    %    0.62      0.77      0.72
----------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets(3)      %   (1.10)    (2.05)    (2.04)
----------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    %      61        61        61
----------------------------------------------------------------------------------------------

----------
(1)   Class A, B and C commenced operations on August 20, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL                                                             NORTHSTAR
HIGHLIGHTS                                                               GROWTH
                                                                           FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request. The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: GrwthA, GrwthB or GrwthT.

--------------------------------------------------------------------------------


                                                                         Class A                               Class B
Year ended December 31,                                 1998        1997        1996        1995(1)        1998        1997
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period     $ 21.26       17.92       15.53       17.59          20.93       17.76
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                       $ (0.08)       0.03        0.02        0.08          (0.23)      (0.15)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments    $  5.09        4.16        3.18        1.95           4.97        4.17
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   $  5.01        4.19        3.20        2.03           4.74        4.02
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income               $  --          --          --         (0.10)          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                               $ (0.21)      (0.85)      (0.81)      (3.99)         (0.21)      (0.85)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                $ (0.21)      (0.85)      (0.81)      (4.09)         (0.21)      (0.85)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period           $ 26.06       21.26       17.92       15.53          25.46       20.93
-------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                         % 23.61       23.59       20.54       11.55          22.69       22.84
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)         $29,358       9,334       4,750       1,355         15,480       8,815
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets            %  1.37        1.37         150        1.42(3)        2.13        2.14
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
  net assets                                         %  --          0.03        0.06        --             --          --
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
  average net assets                                 % (0.47)       0.04        0.11        0.63(3)       (1.26)      (0.95)
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            %    98          32          62         134             98          32
-------------------------------------------------------------------------------------------------------------------------------

                                                             Class B                               Class C
Year ended December 31,                                 1996        1995(1)        1998        1997        1996        1995(1)
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period    $  15.50       17.59          20.91       17.76       15.50       17.59
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                      $  (0.06)       0.06          (0.27)      (0.13)      (0.05)       0.04
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments   $   3.13        1.92           5.05        4.13        3.12        1.92
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                  $   3.07        1.98           4.78        4.00        3.07        1.96
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income              $   --         (0.08)          --          --          --         (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                              $  (0.81)      (3.99)         (0.21)      (0.85)      (0.81)      (3.99)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                               $  (0.81)      (4.07)         (0.21)      (0.85)      (0.81)      (4.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period          $  17.76       15.50          25.48       20.91       17.76       15.50
-------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                        %  19.74       11.27          22.90       22.73       19.74       11.17
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)        $  4,444       1,987          1,625       1,152         365          69
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets           %   2.20        2.07(3)        2.13        2.17        2.20        2.11(3)
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
  net assets                                        %   0.04        --             --          --          0.15        --
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
  average net assets                                %  (0.55)       0.06(3)       (1.24)      (1.00)      (0.57)       0.02(3)
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                           %     62         134             98          32          62         134
-------------------------------------------------------------------------------------------------------------------------------

                                                                                     Class T
Year ended December 31,                                        1998        1997        1996        1995        1994
--------------------------------------------------------------------------------------------------------------------
  Operating performance
--------------------------------------------------------------------------------------------------------------------
    Net asset value at the beginning of the period         $  21.01       17.82       15.53       15.75       17.33
--------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                           $  (0.36)      (0.17)      (0.06)       0.07        0.08
--------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on
    investments                                            $   5.14        4.22        3.16        3.77       (1.41)
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         $   4.78        4.05        3.10        3.84       (1.33)
--------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                   $   --          --          --         (0.07)      (0.08)
--------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gain on investments sold   $  (0.21)      (0.85)      (0.81)      (3.99)      (0.15)
--------------------------------------------------------------------------------------------------------------------
    Distributions from capital                             $   --          --          --          --         (0.02)
--------------------------------------------------------------------------------------------------------------------
    Total distributions                                    $  (0.21)      (0.85)      (0.81)      (4.06)      (0.25)
--------------------------------------------------------------------------------------------------------------------
    Net asset value at the end of the period               $  25.59       21.02       17.82       15.53       15.75
--------------------------------------------------------------------------------------------------------------------
    Total investment return(2)                             %  22.79       22.94       19.90       24.40       (7.66)
--------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
    Net assets at the end of the period (000s)             $ 52,023      73,674      70,406      76,343      76,391
--------------------------------------------------------------------------------------------------------------------
    Ratio of expenses to average net assets                %   2.05        2.03        2.00        2.00        2.00
--------------------------------------------------------------------------------------------------------------------
    Ratio of expense reimbursement to average net assets   %   --          --          0.04        --          --
--------------------------------------------------------------------------------------------------------------------
    Ratio of net investment income (loss) to average
    net assets                                             %  (1.19)      (0.81)      (3.05)       0.37        0.49
--------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                                %     98          32          62         134          54
--------------------------------------------------------------------------------------------------------------------

----------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR                                                             FINANCIAL
GROWTH + VALUE                                                       HIGHLIGHTS
FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: Gr+ValA, Gr+ValB or Gr+ValC.

--------------------------------------------------------------------------------

                                                            Class A(1)             Class B(1)               Class C(1)
Year ended October 31,                                  1998        1997        1998         1997        1998        1997
----------------------------------------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------------------------------------
 Net asset value at the beginning of the period    $   12.15       10.00       12.08        10.00       12.08       10.00
----------------------------------------------------------------------------------------------------------------------------
 Net investment loss                               $   (0.11)      (0.05)      (0.16)       (0.08)      (0.16)      (0.08)
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments   $   (1.42)       2.20       (1.45)        2.16       (1.45)       2.16
----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                  $   (1.53)       2.15       (1.61)        2.08       (1.61)       2.08
----------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gain (loss) on
 investments sold                                  $   (0.18)       --         (0.18)        --         (0.18)       --
----------------------------------------------------------------------------------------------------------------------------
 Total distributions
----------------------------------------------------------------------------------------------------------------------------
 Net asset value at the end of the period          $   10.44       12.15       10.29        12.08       10.29       12.08
----------------------------------------------------------------------------------------------------------------------------
 Total investment return(2)                        %  (12.63)      21.50      (13.38)       20.80      (13.38)      20.80
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
 Net assets at the end of the period (000s)        $  33,425      34,346     105,991       76,608      37,456      26,962
----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(3)        $    1.72        1.84        2.45         2.55        2.46        2.56
----------------------------------------------------------------------------------------------------------------------------
 Ratio of expense reimbursement to average
 net assets(3)                                     $    --          0.02        --           0.02        --          0.02
----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment loss to average
 net assets(3)                                     $   (0.92)      (0.94)      (1.67)       (1.68)      (1.69)      (1.70)
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           %     162         144         162          144         162         144
----------------------------------------------------------------------------------------------------------------------------

----------
(1)   Class A, B and C commenced operations on November 18, 1996.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL                                                              NORTHSTAR
HIGHLIGHTS                                                         INTERNATIONAL
                                                                      VALUE FUND

The following chart shows the fund's financial performance by share class.(1) The 1998 and 1997 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1997 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: IntValA, IntValB or IntValC.

--------------------------------------------------------------------------------

                                                                           Class A                              Class B
Year ended October 31,                                   1998         1997            1996         1995(1)        1998
--------------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period     $  10.90         9.05            8.10         7.64          10.87
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                       $   0.11        (0.09)           0.14         0.09           0.07
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments    $   0.96         2.30            0.85         0.37           0.91
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   $   1.07         2.21            0.99         0.46           0.98
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income               $   --          (0.14)          (0.04)        --             --
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                               $  (0.09)       (0.22)           --           --            (0.09)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                $  (0.09)       (0.36)          (0.04)        --            (0.09)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period           $  11.88        10.90            9.05         8.10          11.76
--------------------------------------------------------------------------------------------------------------------------
  Total investment return(3)                         %   9.86        27.59           12.15         9.39(4)        9.16
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)         $211,018       60,539          16,777        5,188        145,976
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets            %   1.74         1.80(4)         1.85         1.85(4)        2.47
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
  net assets                                         %   --           0.27(4)         0.97         6.08(4)        --
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
  net assets                                         %   1.62         0.46(4)         1.52         1.67(4)        0.69
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            %     32           26              74         --               32
--------------------------------------------------------------------------------------------------------------------------

                                                        Class B                             Class C
Year ended October 31,                                   1997(2)         1998         1997            1996         1995(1)
--------------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period     $  10.00           10.86         8.93            8.05         7.61
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                       $  (0.02)           0.06        (0.06)           0.05         0.06
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments    $   0.89            0.92         2.20            0.86         0.38
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   $   0.87            0.98         2.14            0.91         0.44
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income               $   --              --          (0.04)          (0.03)        --
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                               $   --             (0.09)       (0.17)           --           --
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                $   --             (0.09)       (0.21)          (0.03)        --
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period           $  10.87           11.75        10.86            8.93         8.05
--------------------------------------------------------------------------------------------------------------------------
  Total investment return(3)                         %   8.70            9.07        25.92           11.39         8.89(4)
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)         $ 59,185         137,651       62,103          14,530        5,749
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets            %   2.50(4)         2.47         2.50(4)         2.50         2.50(4)
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
  net assets                                         %   0.08(4)         --           0.24(4)         1.21         6.08(4)
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
  net assets                                         %  (0.71)(4)        0.68        (0.23)(4)        0.62         1.13(4)
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            %     26              32           26              74         --
--------------------------------------------------------------------------------------------------------------------------

----------
(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing "), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.

(2)   Class B commenced operations on April 18, 1997.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4)   Annualized.

NORTHSTAR                                                              FINANCIAL
EMERGING MARKETS                                                      HIGHLIGHTS
VALUE FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------

                                                          Class A(1)     Class B(1)      Class C(1)
Year ended October 31,                                      1998            1998            1998
----------------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period     $     10.00           10.00           10.00
----------------------------------------------------------------------------------------------------
  Net investment gain                                $      0.12            0.09            0.09
----------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments    $     (2.43)          (2.44)          (2.46)
----------------------------------------------------------------------------------------------------
  Total from investment operations                   $     (2.31)          (2.35)          (2.37)
----------------------------------------------------------------------------------------------------
  Net asset value at the end of the period           $      7.69            7.65            7.63
----------------------------------------------------------------------------------------------------
  Total investment return(2)                         %    (23.10)         (23.50)         (23.70)
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)         $     3,815           3,583           2,304
----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)         %      1.80            2.50            2.50
----------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
  net assets(3)                                      %      2.08            2.24            2.37
----------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average
  net assets(3)                                      %      3.38            2.55            2.60
----------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            %      --              --              --
----------------------------------------------------------------------------------------------------

----------
(1)   Class A, B and C commenced operations on January 1, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL                                                              NORTHSTAR
HIGHLIGHTS                                                            INCOME AND
                                                                     GROWTH FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: IncGrA, IncGrB or IncGrC.

--------------------------------------------------------------------------------

                                                                Class A                                       Class B
Year ended October 31,                    1998        1997        1996        1995        1994(1)        1998        1997
---------------------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                       $  12.47       12.16       10.86       10.00       10.00          12.44       12.13
---------------------------------------------------------------------------------------------------------------------------
  Net investment income               $   0.37        0.38        0.32        0.35        0.30           0.29        0.27
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments               $  (0.22)       1.53        1.29        0.84       (0.05)         (0.22)       1.55
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations    $   0.15        1.91        1.61        1.19        0.25           0.07        1.82
---------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                              $  (0.39)      (0.34)      (0.31)      (0.33)      (0.25)         (0.30)      (0.25)
---------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain
  on investments sold                 $  (0.53)      (1.26)       --          --          --            (0.53)      (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                 $  (0.92)      (1.60)      (0.31)      (0.33)      (0.25)         (0.83)      (1.51)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                              $  11.70       12.47       12.16       10.86       10.00          11.68       12.44
---------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)          %   1.12       17.02       14.48       13.19        2.48           0.44       15.06
---------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period (000s)                       $ 47,378      53,805      85,250      76,031      72,223         55,873      73,829
---------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                              %   1.40        1.47        1.52        1.51        1.50(3)        2.12        2.18
---------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets               %   --          --          --          --          0.47(3)        --          --
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets               %   2.99        2.90        2.78        3.39        3.73(3)        2.28        2.18
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate             %    102          56         147          91          26            102          56
---------------------------------------------------------------------------------------------------------------------------

                                                     Class B                                        Class C
Year ended October 31,                    1996        1995        1994(1)     1998        1997        1996        1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                       $  10.84        9.99       10.64       12.42       12.12       10.83        9.99     10.37
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income               $   0.24        0.27        0.20        0.31        0.28        0.24        0.27      0.20
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments               $   1.28        0.85       (0.65)      (0.24)       1.54        1.28        0.85     (0.38)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations    $   1.52        1.12       (0.45)       0.07        1.82        1.52        1.12     (0.18)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                              $  (0.23)      (0.27)      (0.20)      (0.30)      (0.26)      (0.23)      (0.28)    (0.20)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain
  on investments sold                 $   --          --          --         (0.53)      (1.26)       --          --        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                 $  (0.23)      (0.27)      (0.20)      (0.83)      (1.52)      (0.23)      (0.28)    (0.20)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                              $  12.13       10.84        9.99       11.66       12.42       12.12       10.83      9.99
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)          %  13.60       12.31       (4.20)       0.51       15.04       13.68       12.33     (1.75)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period (000s)                       $ 71,123      60,347      37,767      41,186      69,494      60,458      53,661     4,823
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                              %   2.26        2.23        2.20(3)     2.09        2.15        2.20        2.22      2.20(3)
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets               %   --          --          0.16(3)     --          --          --          --        0.06(3)
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets               %   2.04        2.66        3.00(3)     2.32        2.21        2.10        2.67      2.87(3)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate             %    147          91          26         102          56         147          91        26
------------------------------------------------------------------------------------------------------------------------------------

----------
(1) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR                                                              FINANCIAL
GOVERNMENT                                                            HIGHLIGHTS
SECURITIES
FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under this trading symbol: GovtA, GovtB or GovtT.

--------------------------------------------------------------------------------

                                                                       Class A                                Class B
Year ended December 31,                                1998        1997        1996        1995(1)        1998        1997
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period  $    9.53        9.48       10.07        9.51           9.55        9.48
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                           $    0.49        0.68        0.63        0.34           0.51        0.52
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                     $    --          --         (0.60)       0.59          (0.09)       0.11
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                $    0.49        0.68        0.03        0.93           0.42        0.63
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income            $   (0.64)      (0.63)      (0.62)      (0.37)         (0.57)      (0.56)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                             $   (0.64)      (0.63)      (0.62)      (0.37)         (0.57)      (0.56)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period        $    9.38        9.53        9.48       10.07           9.40        9.55
-------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                      %    5.27        7.46        0.57       10.04           4.49        6.93
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)      $  31,181       1,744      14,185       3,235         27,250      13,503
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets         %    1.17        1.15        1.09        1.20(3)        1.90        1.89
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net
  assets                                          %    0.15        0.17        0.20        0.20(3)        0.15        0.17
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net
  assets                                          %    6.18        6.44        6.85        6.01(3)        5.55        5.50
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                         %     304         129         101         295            304         129
-------------------------------------------------------------------------------------------------------------------------------

                                                           Class B                                Class C
Year ended December 31,                                1996        1995(1)        1998        1997        1996        1995(1)
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period  $   10.07        9.51           9.54        9.47       10.07        9.51
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                           $    0.57        0.30           0.45        0.59        0.58        0.30
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                     $   (0.60)       0.59          (0.05)       0.04       (0.62)       0.59
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                $   (0.03)       0.89           0.40        0.63       (0.04)       0.89
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income            $   (0.56)      (0.33)         (0.56)      (0.56)      (0.56)      (0.33)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                             $   (0.56)      (0.33)         (0.56)      (0.56)      (0.56)      (0.33)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period        $    9.48       10.07           9.38        9.54        9.47       10.07
-------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                      %   (0.15)       9.61           4.35        6.93       (0.21)       9.61
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)      $   9,135       2,790          2,652         542       1,147           8
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets         %    1.80        1.70(3)        1.90        1.85        1.80        1.68(3)
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net
  assets                                          %    0.20        0.20(3)        0.15        0.17        0.21        0.20(3)
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net
  assets                                          %    6.05        5.20(3)        5.44        5.67        6.22        5.28(3)
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                         %     101         295            304         129         101         295
-------------------------------------------------------------------------------------------------------------------------------

                                                                              Class T
Year ended December 31,                                 1998        1997        1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period    $   9.55        9.48       10.07         8.74        10.32
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                             $   0.58        0.57        0.60         0.58         0.56
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                       $  (0.14)       0.10       (0.59)        1.35        (1.56)
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                  $   0.44        0.67        0.01         1.93        (1.00)
-------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income              $  (0.60)      (0.60)      (0.60)       (0.60)       (0.57)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital                        $   --          --          --           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                               $  (0.60)      (0.60)      (0.60)       (0.60)       (0.58)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period          $   9.39        9.55        9.48        10.07         8.74
-------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                        %   4.84        7.38        0.32        22.90        (9.82)
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)        $ 49,713      89,939     112,126      150,951      152,608
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets           %   1.55        1.45        1.30         1.30         1.29
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement and waiver to
  average net assets                                %   0.15        0.20        0.21         0.20         0.20
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
  average net assets                                %   5.97        5.99        6.37         6.23         6.00
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                           %    304         129         101          295          315
-------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL                                                             NORTHSTAR
HIGHLIGHTS                                                           HIGH YIELD
                                                                           FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: HiYldA, HiYldB or HiYldT.

--------------------------------------------------------------------------------

                                                                                  Class A                             Class B
Year ended December 31,                                         1998         1997         1996         1995(1)         1998
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           $    9.14         8.94         8.56         8.68            9.15
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $    0.75         0.73         0.76         0.48            0.68
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   $   (0.55)        0.23         0.44        (0.10)          (0.56)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         $    0.20         0.96         1.20         0.38            0.12
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     $   (0.75)       (0.76)       (0.75)       (0.50)          (0.69)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain                         $   (0.06)        --           --           --             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from capital                                   $    --           --          (0.07)        --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                      $   (0.81)       (0.76)       (0.82)       (0.50)          (0.75)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 $    8.53         9.14         8.94         8.56            8.52
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                               %    2.25        11.18        14.74         4.48            1.28
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)               $  31,134       16,213       13,146        7,466         139,711
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  %    1.26         1.20         1.11         1.02(3)         1.97
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     %    8.27         8.06         8.60         9.83(3)         7.50
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %     135          134          128          103             135
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Class B                               Class C
Year ended December 31,                                         1997       1996      1995(1)    1998      1997      1996     1995(1)
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           $    8.95       8.57      8.68       9.15      8.95      8.57     8.68
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $    0.67       0.71      0.44       0.67      0.67      0.72     0.44
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   $    0.23       0.43     (0.09)     (0.54)     0.23      0.42    (0.09)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         $    0.90       1.14      0.35       0.13      0.90      1.14     0.35
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     $   (0.70)     (0.69)    (0.46)     (0.69)    (0.70)    (0.69)   (0.46)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain                         $    --         --        --        (0.06)     --        --       --
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from capital                                   $    --        (0.07)     --         --        --       (0.07)    --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                      $   (0.70)     (0.76)    (0.46)     (0.75)    (0.70)    (0.76)   (0.46)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 $    9.15       8.95      8.57       8.53      9.15      8.95     8.57
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                               %   10.38      13.94      4.17       1.39     10.37     13.93     4.17
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)               $ 108,469     79,199    29,063     23,559    21,393    14,275    3,410
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  %    1.91       1.81      1.71(3)    1.98      1.92      1.82     1.72(3)
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     %    7.35       7.88      9.18(3)    7.48      7.35      7.85     9.29(3)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %     134        128       103        135       134       128      103
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Class T
Year ended December 31,                               1998        1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------
    Net asset value at the beginning of the
    period                                        $   9.14        8.94         8.56         8.29         9.31
---------------------------------------------------------------------------------------------------------------
    Net investment income                         $   0.71        0.71         0.73         0.84         0.81
---------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
    on investments                                $  (0.54)       0.23         0.45         0.26        (0.99)
---------------------------------------------------------------------------------------------------------------
    Total from investment operations              $   0.17        0.94         1.18         1.10        (0.18)



---------------------------------------------------------------------------------------------------------------
    Dividends from net investment income          $  (0.73)      (0.74)       (0.73)       (0.83)       (0.83)
---------------------------------------------------------------------------------------------------------------
    Dividends from net realized gain              $   --          --           --           --          (0.01)
---------------------------------------------------------------------------------------------------------------
    Distributions from capital                    $  (0.06)       --          (0.07)        --           --
---------------------------------------------------------------------------------------------------------------
    Total distributions                           $  (0.79)      (0.74)       (0.80)       (0.83)       (0.84)
---------------------------------------------------------------------------------------------------------------
    Net asset value at the end of the period      $   8.52        9.14         8.94         8.56         8.29
---------------------------------------------------------------------------------------------------------------
    Total investment return(2)                    %   1.79       10.86        14.49        13.71        (2.18)
---------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
    Net assets at the end of the period (000s)    $ 89,116     109,320      124,431      139,711      136,426
---------------------------------------------------------------------------------------------------------------
    Ratio of expenses to average net assets       %   1.60        1.47         1.31         1.33         1.34
---------------------------------------------------------------------------------------------------------------
    Ratio of expense reimbursement to average
    net assets                                    %   --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
    Ratio of net investment income (loss) to
    average net assets                            %   7.83        7.77         8.43         9.69         9.08
---------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                       %    135         134          128          103           86
---------------------------------------------------------------------------------------------------------------

----------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR                                                             FINANCIAL
HIGH TOTAL                                                           HIGHLIGHTS
RETURN FUND II

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: HTR 2 A, HTR 2 B or HTR 2 C.

--------------------------------------------------------------------------------

                                                            Class A(1)              Class B(1)              Class C(1)
Year ended October 31,                                   1998        1997       1998         1997        1998        1997
--------------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period    $    5.49        5.00       5.49         5.00        5.50        5.00
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                             $    0.50        0.28       0.47         0.25        0.47        0.25
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments   $   (0.70)       0.53      (0.70)        0.53       (0.71)       0.54
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                  $   (0.20)       0.81      (0.23)        0.78       (0.24)       0.79
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income              $   (0.48)      (0.28)     (0.44)       (0.25)      (0.44)      (0.25)
--------------------------------------------------------------------------------------------------------------------------
  Distributions declared from capital               $   (0.03)      (0.04)     (0.03)       (0.04)      (0.03)      (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                               $   (0.51)      (0.32)     (0.47)       (0.29)      (0.47)      (0.29)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period          $    4.78        5.49       4.79         5.49        4.79        5.50
--------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                        %   (4.23)      16.53      (4.90)       15.91       (4.90)      16.12
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period (000s)        $  40,924       8,548    168,859       38,076      53,703      12,334
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)        %    1.44        1.26       2.17         1.95        2.17        1.95
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average
  net assets(3)                                     %    0.01        3.36       0.02         0.75        0.01        0.78
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
  net assets(3)                                     %    8.90        5.89       8.17         5.20        8.16        5.17
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                           %     150         164        150          164         150         164
--------------------------------------------------------------------------------------------------------------------------

----------
(1)   Classes A, B & C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL                                                             NORTHSTAR
HIGHLIGHTS                                                           HIGH TOTAL
                                                                    RETURN FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: HiTRA, HiTRB or HiTRC.

--------------------------------------------------------------------------------

                                                                    Class A                                         Class B
Year ended October 31,                     1998         1997         1996         1995         1994(1)         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                         $  5.00         4.78         4.48         4.41         5.00            5.00         4.77
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                 $  0.46         0.48         0.46         0.48         0.41            0.43         0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments                        $ (1.07)        0.20         0.32         0.07        (0.60)          (1.07)        0.22
---------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations      $ (0.61)        0.68         0.78         0.55        (0.19)          (0.64)        0.66
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                                $ (0.47)       (0.46)       (0.48)       (0.48)       (0.40)          (0.44)       (0.43)
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  gain on investments sold              $ (0.15)        --           --           --           --             (0.15)        --
---------------------------------------------------------------------------------------------------------------------------------
  Total distributions                   $ (0.62)       (0.46)       (0.48)       (0.48)       (0.40)          (0.59)       (0.43)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                                $  3.77         5.00         4.78         4.48         4.41            3.77         5.00
---------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)            %(13.65)       15.03        18.14        13.02        (4.11)         (14.28)       14.46
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period (000s)                        $148,650      215,361      167,698       88,552       50,797         428,903      577,351
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                                %  1.30         1.42         1.52         1.55         1.50(3)         2.02         2.12
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets                 %  --           --           --           --           0.99(3)         --           --
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets(3)              %  9.93         9.88         9.86        10.90        10.09(3)         9.20         9.18
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate               %   123          183          158          145          163             123          183
---------------------------------------------------------------------------------------------------------------------------------

                                                       Class B                                         Class C
Year ended October 31,                     1996         1995         1994(1)         1998      1997      1996      1995     1994(1)
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                        $   4.47         4.41         5.20            5.02      4.79      4.49      4.41     5.06
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                $   0.43         0.45         0.33            0.43      0.44      0.43      0.44     0.26
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments                       $   0.32         0.06        (0.80)          (1.08)     0.22      0.32      0.09    (0.65)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations     $   0.75         0.51        (0.47)          (0.65)     0.66      0.75      0.53    (0.39)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                               $  (0.45)       (0.45)       (0.32)          (0.44)    (0.43)    (0.45)    (0.45)   (0.26)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  gain on investments sold             $   --           --           --             (0.15)     --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                  $  (0.45)       (0.45)       (0.32)          (0.59)    (0.43)    (0.45)    (0.45)   (0.26)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                               $   4.77         4.47         4.41            3.78      5.02      4.79      4.49     4.41
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)           %  17.08        11.97        (9.30)         (14.41)    14.42     17.28     12.44    (7.21)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period (000s)                        $346,919       96,362       25,880          64,141    97,457    54,382    11,011    2,330
--------------------------------
----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                               %   2.23         2.25         2.20(3)         2.03      2.13      2.23      2.27     2.20(3)
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets                %   --           --           0.20(3)         --        --        --        --       0.11(3)
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets(3)             %   9.14        10.20         9.72(3)         9.19      9.18      9.14     10.18     9.46(3)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate              %    158          145          163             123       183       158       145      163
------------------------------------------------------------------------------------------------------------------------------------




----------
(1) Class A commenced operations on November 8,1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

                                                                     WHERE TO GO
                                                                        FOR MORE
                                                                     INFORMATION

--------------------------------------------------------------------------------

You'll find more information about the Northstar family of funds in our:

ANNUAL/SEMIANNUAL REPORTS

Include a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Northstar funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other fund information, or to make shareholder inquiries:

The Northstar Funds
300 First Stamford Place
Stamford, CT 06902

1-800-595-7827

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. Otherwise, you may obtain the information for a fee by contacting the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

1-800-SEC-0330

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the fund's SEC file number. The file numbers are as follows:

Northstar Special Fund                         811-4434
Northstar Mid-Cap Growth Fund                  811-8817
Northstar Growth Fund                          811-4431
Northstar Growth + Value Fund                  811-7978
Northstar International Value Fund             811-7978
Northstar Emerging Markets Value Fund          811-7978
Northstar Research Enhanced Index Fund         811-7978
Northstar Income and Growth Fund               811-7978
Northstar Government Securities Fund           811-4423
Northstar High Yield Fund                      811-5496
Northstar High Total Return Fund II            811-7978
Northstar High Total Return Fund               811-7978

                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                                                       NCUP 1099